INCOME TAXES (Details Narrative) - ESG [Member] - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Net income	$ 1,570,354	$ 1,677,348
Estimated tax savings	392,589	419,337
Net operating los carryforwards	1,797,051	$ 1,164,684
CHINA
Net operating los carryforwards	$ 7,188,204